UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________________

FORM ABS-15G
____________________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
____________________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): January 30, 2023
____________________________

The Bank of Nova Scotia
(Exact name of securitizer as specified in its charter)
____________________________

025-01410	0000009631
(Commission File Number of securitizer)	(Central Index Number of securitizer)

Darren Potter, Managing Director, Term Funding & Capital Management
(416) 860-1784
Name and telephone number, including area code, of the person to contact in connection with this filing.
 ____________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______
______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______

Central Index Key Number of underwriter (if applicable): _______

______________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

* * *

The Bank of Nova Scotia, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it with outstanding securities held by non-affiliates during the reporting period January 1, 2022 to December 31, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE BANK OF NOVA SCOTIA (Securitizer)

By:	/s/ Darren Potter
	Name:	Darren Potter
	Title:	Managing Director, Term Funding & Capital Management

Date: January 30, 2023